Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 120,752	$ 90,529	$ 41,347
Unbilled revenues, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	50,073	31,629	12,653
Indirect taxes receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	45,961	36,821	3,774
Trade receivables, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	13,449	9,660	11,191
Accrued interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	7,563	5,754	5,109
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 3,706	$ 6,665	$ 8,620